SHAREHOLDERS' EQUITY (Board Members And Officers) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Stock-based compensation expenses	$ 3,543	$ 2,469	$ 3,400
Risk-free interest rate	1.20%	0.69%	1.49%
Dividend yield	0.00%	0.00%	0.00%
Volatility	67.00%	82.00%	83.00%
Expected term	4 years 2 months 12 days	4 years 6 months	4 years 8 months 12 days
Former CEO and Former Director [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Stock-based compensation expenses			1,264
Fully vested options granted			380,000
CEO [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Stock-based compensation expenses	108		61
Options granted	120,000
Share price	$ 5.445
Vesting period	12 months
Risk-free interest rate	2.96%
Dividend yield	0.00%
Volatility	70.00%
Post-vesting termination rate	0.51%
CEO [Member] | Minimum [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Expected term	3 years 9 months 11 days
Suboptimal exercise factor	1.00%
CEO [Member] | Maximum [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Expected term	5 years 5 months 16 days
Suboptimal exercise factor	2.11%
Chairman [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Stock-based compensation expenses	$ 108
Options granted	60,000
Share price	$ 5.445
Vesting period	12 months
Risk-free interest rate	2.96%
Dividend yield	0.00%
Volatility	70.00%
Post-vesting termination rate	0.51%
Chairman [Member] | Minimum [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Expected term	3 years 9 months 11 days
Suboptimal exercise factor	1.00%
Chairman [Member] | Maximum [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Expected term	5 years 5 months 16 days
Suboptimal exercise factor	2.11%